Shareholder Report, Average Annual Return (Details)		12 Months Ended		44 Months Ended		59 Months Ended		60 Months Ended		92 Months Ended		105 Months Ended		117 Months Ended		120 Months Ended
		May 31, 2025		May 31, 2025		May 31, 2025		May 31, 2025		May 31, 2025		May 31, 2025		May 31, 2025		May 31, 2025
C000006838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		3.22%						9.62%								8.25%
C000006843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	4.72%						9.82%								8.08%
C000006844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	7.71%						10.09%								8.08%
C000006851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.07%						5.80%								5.78%
C000006856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	3.48%						5.96%								5.62%
C000006857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	6.46%						6.26%								5.61%
C000006887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.93%						3.80%								4.34%
C000006892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	2.30%						3.90%								4.18%
C000006893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	5.25%						4.25%								4.17%
C000006904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		10.16%						5.54%								3.13%
C000006905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[7]	12.03%						5.68%								2.96%
C000006906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[8]	15.05%						6.00%								2.96%
C000006911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.72%						8.01%								7.18%
C000006916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[9]	4.21%						8.21%								7.02%
C000006917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	7.16%						8.49%								7.02%
C000006924 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		7.42%						8.05%								6.12%
C000006929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[11]	9.16%						8.23%								5.95%
C000006930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[12]	12.13%						8.52%								5.95%
C000006937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		8.80%						9.15%								7.32%
C000006938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[13]	10.59%						9.34%								7.15%
C000006939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[14]	13.59%						9.62%								7.15%
C000006941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		7.62%						7.57%								7.54%
C000006942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[15]	9.35%						7.78%								7.37%
C000006943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[16]	12.32%						8.04%								7.37%
C000142775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(0.31%)						1.59%								2.63%
C000142776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[17]	0.98%						1.64%								2.39%
C000142777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[18]	4.02%						2.03%								2.39%
C000160020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		8.99%						14.77%						14.06%	[19]
C000160021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[20]	10.76%						15.05%						13.91%	[21]
C000160022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[22]	13.73%						15.28%						13.91%	[23]
C000160029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(11.05%)						7.28%						6.28%	[24]
C000160030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[25]	(9.87%)						7.43%						6.12%	[26]
C000160031 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[27]	(7.28%)						7.72%						6.12%	[28]
C000160038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.12%						12.76%						9.18%	[29]
C000160039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[30]	1.66%						13.02%						9.03%	[31]
C000160040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[32]	4.56%						13.26%						9.03%	[33]
C000172715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		1.55%						12.84%				9.90%	[34]
C000172716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[35]	2.97%						13.08%				9.81%	[36]
C000172717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[37]	5.85%						13.32%				9.81%	[38]
C000220109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		12.16%				12.07%	[39]
C000220112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[40]	17.21%				12.58%	[41]
Without Sales Load [Member] | C000006838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		9.52%						10.92%								8.89%
Without Sales Load [Member] | C000006843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		8.72%						10.10%								8.08%
Without Sales Load [Member] | C000006844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		8.71%						10.09%								8.08%
Without Sales Load [Member] | C000006845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.80%						11.20%								9.16%
Without Sales Load [Member] | C000006847 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		8.72%						10.09%								8.08%
Without Sales Load [Member] | C000006849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.28%						10.64%								8.62%
Without Sales Load [Member] | C000006850 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		9.55%						10.92%								8.89%
Without Sales Load [Member] | C000006839 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		9.84%						11.20%								9.16%
Without Sales Load [Member] | C000231058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.89%		5.22%	[42]
Without Sales Load [Member] | C000006851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.30%						7.06%								6.41%
Without Sales Load [Member] | C000006856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.48%						6.27%								5.62%
Without Sales Load [Member] | C000006857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.46%						6.26%								5.61%
Without Sales Load [Member] | C000006858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.57%						7.34%								6.68%
Without Sales Load [Member] | C000006860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.50%						6.28%								5.62%
Without Sales Load [Member] | C000006862 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.06%						6.81%								6.14%
Without Sales Load [Member] | C000006863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.27%						7.07%								6.41%
Without Sales Load [Member] | C000006852 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.58%						7.34%								6.67%
Without Sales Load [Member] | C000231059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.64%		3.30%	[43]
Without Sales Load [Member] | C000006887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.09%						5.03%								4.96%
Without Sales Load [Member] | C000006892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.30%						4.25%								4.18%
Without Sales Load [Member] | C000006893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.25%						4.25%								4.17%
Without Sales Load [Member] | C000006894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.33%						5.30%								5.22%
Without Sales Load [Member] | C000006896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.26%						4.25%								4.18%
Without Sales Load [Member] | C000006898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		6.83%						4.78%								4.70%
Without Sales Load [Member] | C000006899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.10%						5.03%								4.96%
Without Sales Load [Member] | C000006888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.35%						5.30%								5.22%
Without Sales Load [Member] | C000231060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		7.40%		2.36%	[44]
Without Sales Load [Member] | C000006904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		16.88%						6.79%								3.74%
Without Sales Load [Member] | C000006905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		16.03%						6.00%								2.96%
Without Sales Load [Member] | C000006906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		16.05%						6.00%								2.96%
Without Sales Load [Member] | C000006907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		17.20%						7.06%								4.00%
Without Sales Load [Member] | C000071424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		16.01%						6.00%								2.96%
Without Sales Load [Member] | C000071425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		16.62%						6.53%								3.48%
Without Sales Load [Member] | C000071426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		16.90%						6.80%								3.74%
Without Sales Load [Member] | C000071427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		17.19%						7.06%								3.99%
Without Sales Load [Member] | C000071428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		17.35%						7.22%								4.13%
Without Sales Load [Member] | C000006911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.98%						9.30%								7.82%
Without Sales Load [Member] | C000006916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		8.21%						8.50%								7.02%
Without Sales Load [Member] | C000006917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		8.16%						8.49%								7.02%
Without Sales Load [Member] | C000006918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.29%						9.58%								8.09%
Without Sales Load [Member] | C000006920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		8.16%						8.48%								7.01%
Without Sales Load [Member] | C000006922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.69%						9.03%								7.55%
Without Sales Load [Member] | C000006923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.98%						9.31%								7.82%
Without Sales Load [Member] | C000006912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		9.25%						9.58%								8.09%
Without Sales Load [Member] | C000231061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.33%		4.47%	[45]
Without Sales Load [Member] | C000006924 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		13.98%						9.34%								6.75%
Without Sales Load [Member] | C000006929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		13.16%						8.52%								5.95%
Without Sales Load [Member] | C000006930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		13.13%						8.52%								5.95%
Without Sales Load [Member] | C000006931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		14.27%						9.61%								7.02%
Without Sales Load [Member] | C000006933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		13.19%						8.52%								5.95%
Without Sales Load [Member] | C000006935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.72%						9.06%								6.48%
Without Sales Load [Member] | C000006936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		14.00%						9.33%								6.75%
Without Sales Load [Member] | C000006925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		14.27%						9.61%								7.01%
Without Sales Load [Member] | C000195683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		14.38%						9.71%		7.22%	[46]
Without Sales Load [Member] | C000006937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		15.44%						10.45%								7.95%
Without Sales Load [Member] | C000006938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		14.59%						9.62%								7.15%
Without Sales Load [Member] | C000006939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		14.59%						9.62%								7.15%
Without Sales Load [Member] | C000006940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		15.74%						10.72%								8.23%
Without Sales Load [Member] | C000071431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		14.60%						9.63%								7.15%
Without Sales Load [Member] | C000071432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		15.14%						10.17%								7.68%
Without Sales Load [Member] | C000071433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		15.45%						10.45%								7.95%
Without Sales Load [Member] | C000071430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		15.73%						10.72%								8.22%
Without Sales Load [Member] | C000034484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		15.88%						10.86%								8.35%
Without Sales Load [Member] | C000006941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		14.19%						8.86%								8.18%
Without Sales Load [Member] | C000006942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		13.35%						8.05%								7.37%
Without Sales Load [Member] | C000006943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		13.32%						8.04%								7.37%
Without Sales Load [Member] | C000006944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		14.47%						9.13%								8.45%
Without Sales Load [Member] | C000071434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		13.35%						8.04%								7.37%
Without Sales Load [Member] | C000071435 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.92%						8.59%								7.91%
Without Sales Load [Member] | C000071436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		14.18%						8.86%								8.18%
Without Sales Load [Member] | C000071437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		14.47%						9.13%								8.45%
Without Sales Load [Member] | C000034485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		14.60%						9.25%								8.56%
Without Sales Load [Member] | C000142775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.77%						2.81%								3.24%
Without Sales Load [Member] | C000142776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		4.98%						2.02%								2.39%
Without Sales Load [Member] | C000142777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.02%						2.03%								2.39%
Without Sales Load [Member] | C000142778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.09%						3.05%								3.42%
Without Sales Load [Member] | C000142779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.03%						2.03%								2.39%
Without Sales Load [Member] | C000142780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.56%						2.55%								2.91%
Without Sales Load [Member] | C000142781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.83%						2.81%								3.16%
Without Sales Load [Member] | C000142782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.06%						3.04%								3.42%
Without Sales Load [Member] | C000195688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.20%						3.14%		3.99%	[47]
Without Sales Load [Member] | C000160020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		15.64%						16.14%						14.76%	[19]
Without Sales Load [Member] | C000160021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		14.76%						15.28%						13.91%	[21]
Without Sales Load [Member] | C000160022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		14.73%						15.28%						13.91%	[23]
Without Sales Load [Member] | C000160023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		15.90%						16.44%						15.05%	[48]
Without Sales Load [Member] | C000160024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		14.76%						15.29%						13.91%	[49]
Without Sales Load [Member] | C000160025 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		15.32%						15.85%						14.48%	[50]
Without Sales Load [Member] | C000160026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		15.58%						16.14%						14.76%	[51]
Without Sales Load [Member] | C000160027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		15.92%						16.45%						15.06%	[52]
Without Sales Load [Member] | C000160028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		15.97%						16.53%						15.14%	[53]
Without Sales Load [Member] | C000160029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		(5.62%)						8.55%						6.93%	[24]
Without Sales Load [Member] | C000160030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		(6.34%)						7.73%						6.12%	[26]
Without Sales Load [Member] | C000160031 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		(6.40%)						7.72%						6.12%	[28]
Without Sales Load [Member] | C000160032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		(5.41%)						8.81%						7.19%	[54]
Without Sales Load [Member] | C000160033 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		(6.39%)						7.74%						6.12%	[55]
Without Sales Load [Member] | C000160034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		(5.84%)						8.28%						6.65%	[56]
Without Sales Load [Member] | C000160035 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		(5.66%)						8.55%						6.92%	[57]
Without Sales Load [Member] | C000160036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		(5.41%)						8.83%						7.18%	[58]
Without Sales Load [Member] | C000160037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		(5.30%)						8.94%						7.28%	[59]
Without Sales Load [Member] | C000160038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.23%						14.10%						9.84%	[29]
Without Sales Load [Member] | C000160039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.51%						13.26%						9.03%	[31]
Without Sales Load [Member] | C000160040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.52%						13.26%						9.03%	[33]
Without Sales Load [Member] | C000160041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.48%						14.38%						10.12%	[60]
Without Sales Load [Member] | C000160042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.21%						13.92%						9.36%	[61]
Without Sales Load [Member] | C000160043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.99%						13.82%						9.57%	[62]
Without Sales Load [Member] | C000160044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.24%						14.11%						9.85%	[63]
Without Sales Load [Member] | C000160045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.54%						14.40%						10.13%	[64]
Without Sales Load [Member] | C000160046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.60%						14.47%						10.21%	[65]
Without Sales Load [Member] | C000172715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.74%						14.18%				10.65%	[34]
Without Sales Load [Member] | C000172716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.87%						13.33%				9.81%	[36]
Without Sales Load [Member] | C000172717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.82%						13.32%				9.81%	[38]
Without Sales Load [Member] | C000172718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.93%						14.47%				10.92%	[66]
Without Sales Load [Member] | C000172719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.44%						13.43%				9.88%	[67]
Without Sales Load [Member] | C000172720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.46%						13.91%				10.37%	[68]
Without Sales Load [Member] | C000172721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.70%						14.19%				10.65%	[69]
Without Sales Load [Member] | C000172722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.97%						14.48%				10.92%	[70]
Without Sales Load [Member] | C000172723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.06%						14.58%				11.01%	[71]
Without Sales Load [Member] | C000220109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		19.00%				13.43%	[39]
Without Sales Load [Member] | C000220112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		18.21%				12.58%	[41]
Without Sales Load [Member] | C000220111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		19.33%				13.74%	[72]
Without Sales Load [Member] | C000220110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		18.14%				12.56%	[73]
Without Sales Load [Member] | C000220113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		18.81%				13.12%	[74]
Without Sales Load [Member] | C000220108 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		19.04%				13.44%	[75]
Without Sales Load [Member] | C000220107 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		19.34%				13.75%	[76]
Without Sales Load [Member] | C000220106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		19.42%				13.77%	[77]
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent		13.52%	[78]	10.31%	[42],[79]			15.94%	[78]	13.66%	[47],[80]					12.86%	[78]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%	[81]	(1.32%)	[44],[82]			(0.90%)	[81]							1.49%	[81]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		13.12%	[83]					15.34%	[83]			13.35%	[34],[83]	13.41%	[24],[84]
MSCI Emerging Markets Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Average Annual Return, Percent	[85]	13.04%						7.07%								3.93%
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent		13.75%	[86]					10.37%	[86]	5.67%	[46],[87]					5.47%	[86]
MSCI EAFE Europe Australasia Far East Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent		13.33%	[88]			10.92%	[39],[89]	11.42%	[88]							5.97%	[88]
MFS Conservative Allocation Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Conservative Allocation Fund Blended Index
Average Annual Return, Percent		8.50%	[81]	2.79%	[44],[82]			5.19%	[81]							5.25%	[81]
MFS Growth Allocation Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Growth Allocation Fund Blended Index
Average Annual Return, Percent		11.48%	[90]	6.68%	[45],[91]			11.21%	[90]							8.53%	[90]
MFS Moderate Allocation Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Moderate Allocation Fund Blended Index
Average Annual Return, Percent		10.00%	[92]	4.78%	[43],[93]			8.23%	[92]							6.97%	[92]
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent	[83]	10.32%						12.69%				10.19%	[34]
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent	[84]	1.19%						9.64%						7.65%	[24]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[94]	8.91%						13.02%						9.94%	[29]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[95]	17.62%						17.69%						17.14%	[19]
MSCI All Country World ex US Growth Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Growth Index (net div)
Average Annual Return, Percent	[86]	10.81%						7.33%								5.66%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.81%	[96]					2.74%	[96]	2.41%	[47],[80]					1.93%	[96]
MSCI EAFE Europe Australasia Far East Value Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Average Annual Return, Percent	[89]	18.72%				14.19%	[39]
MFS Aggressive Growth Allocation Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Aggressive Growth Allocation Fund Blended Index
Average Annual Return, Percent		12.97%	[78]	8.44%	[42],[79]			14.06%	[78]							9.83%	[78]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	Assuming redemption at the end of the applicable period.
[11]	Assuming redemption at the end of the applicable period.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Assuming redemption at the end of the applicable period.
[16]	Assuming redemption at the end of the applicable period.
[17]	Assuming redemption at the end of the applicable period.
[18]	Assuming redemption at the end of the applicable period.
[19]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[20]	Assuming redemption at the end of the applicable period.
[21]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[22]	Assuming redemption at the end of the applicable period.
[23]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[24]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[25]	Assuming redemption at the end of the applicable period.
[26]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[27]	Assuming redemption at the end of the applicable period.
[28]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[29]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[30]	Assuming redemption at the end of the applicable period.
[31]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[32]	Assuming redemption at the end of the applicable period.
[33]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[34]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[35]	Assuming redemption at the end of the applicable period.
[36]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[37]	Assuming redemption at the end of the applicable period.
[38]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[39]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[40]	Assuming redemption at the end of the applicable period.
[41]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[42]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
[43]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
[44]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
[45]	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
[46]	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
[47]	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
[48]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[49]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[50]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[51]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[52]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[53]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[54]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[55]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[56]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[57]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[58]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[59]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[60]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[61]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[62]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[63]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[64]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[65]	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
[66]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[67]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[68]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[69]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[70]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[71]	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
[72]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[73]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[74]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[75]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[76]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[77]	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
[78]	Source: FactSet Research Systems Inc.
[79]	Source: FactSet Research Systems Inc.
[80]	Source: FactSet Research Systems Inc.
[81]	Source: FactSet Research Systems Inc.
[82]	Source: FactSet Research Systems Inc.
[83]	Source: FactSet Research Systems Inc.
[84]	Source: FactSet Research Systems Inc.
[85]	Source: FactSet Research Systems Inc.
[86]	Source: FactSet Research Systems Inc.
[87]	Source: FactSet Research Systems Inc.
[88]	Source: FactSet Research Systems Inc.
[89]	Source: FactSet Research Systems Inc.
[90]	Source: FactSet Research Systems Inc.
[91]	Source: FactSet Research Systems Inc.
[92]	Source: FactSet Research Systems Inc.
[93]	Source: FactSet Research Systems Inc.
[94]	Source: FactSet Research Systems Inc.
[95]	Source: FactSet Research Systems Inc.
[96]	Source: FactSet Research Systems Inc.